Leases - Schedule of Maturities of Lease Liabilities (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	¥ 894,993
2026	739,703
Total lease payments	1,634,696
Less: Imputed interest	(43,754)
Present value of lease liabilities	¥ 1,590,942	¥ 7,518,474